Share-based payments (Tables)	12 Months Ended
Dec. 31, 2018
Share-based payments
Schedule of movement in number of shares under share purchase payment plans

	Number of Series A
	shares
Outstanding as of December 31, 2015	617,001
Purchased during the year	513,002
Granted during the year	—
Exercised/vested during the year	(425,536)
Forfeited during the year	(86,419)
Outstanding as of December 31, 2016	618,048	*
Purchased during the year	547,310
Granted during the year	—
Exercised/vested during the year	(345,270)
Forfeited during the year	—
Outstanding as of December 31, 2017	820,088	*
Purchased during the year	3,208,115
Granted during the year	—
Exercised/vested during the year	(353,457)
Forfeited during the year	(121,451)
Outstanding as of December 31, 2018	3,553,295	*

*These shares are presented as treasury shares in the consolidated statement of financial position as of December 31, 2018, 2017 and 2016.

Schedule of weighted average assumptions used to estimate the fair market value of the MIP at the date of grant

2012
Dividend yield (%)	0.00%
Volatility (%)	37.00%
Risk–free interest rate (%)	5.96%
Expected life of share options (years)	8.8
Exercise share price (in Mexican pesos Ps.)	5.31
Exercise multiple	1.1
Fair value of the stock at grant date	1.73

Schedule of movement in number of shares options and fixed exercise prices

				Total in
	Number of share	Exercise price		thousands of
	options	in Mexican pesos		Mexican pesos
Outstanding as of December 31, 2015	15,857,856	Ps.	5.31	Ps.	84,269
Granted during the year	—		—		—
Forfeited during the year	—		—		—
Exercised during the year	(3,299,999)		5.31		(17,536)
Outstanding as of December 31, 2016	12,557,857	Ps.	5.31	Ps.	66,733
Granted during the year	—		—		—
Forfeited during the year	—		—		—
Exercised during the year	(120,000)		5.31		(638)
Outstanding as of December 31, 2017	12,437,857	Ps.	5.31	Ps.	66,095
Granted during the year	—		—		—
Forfeited during the year	—		—		—
Exercised during the year	(2,003,876)		5.31		(10,654)
Outstanding as of December 31, 2018	10,433,981	Ps.	5.31	Ps.	55,441

Schedule of retention plan expenses recognized

	2018		2017		2016
(Benefit) expense arising from cash-settled share-based payments transactions	Ps.	(5,238)	Ps.	(25,498)	Ps.	86,100
Expense arising from equity-settled share-based payments transactions		19,980		13,508		7,816
Total expense (benefit) arising from share-based payments transactions	Ps.	14,742	Ps.	(11,990)	Ps.	93,916

Share purchase plan
Share-based payments
Schedule of vesting period of shares granted

Number of Series A
shares	Vesting period
1,284,373	November 2018 - 2019
1,207,862	November 2019 - 2020
1,061,060	November 2020 - 2021
3,553,295

SARs - cash settled
Share-based payments
Schedule of vesting period of shares granted

Number of SARs		Exercisable date
1,348,777		November 2019
757,809		November 2020
2,106,586	*

MIP II
Share-based payments
Schedule of vesting period of shares granted

Number of SARs		Vesting date
1,695,500		February 2019
2,825,840		February 2020
3,391,020		February 2021
7,912,360	*

* Includes forfeited SARs of 1,563,520,  0, and 0, for the years ended December 31, 2018, 2017 and 2016, respectively.